Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

PSCX	Pacer Swan SOS Conservative (January) ETF
PSCW	Pacer Swan SOS Conservative (April) ETF
PSCJ	Pacer Swan SOS Conservative (July) ETF
PSCQ	Pacer Swan SOS Conservative (October) ETF
PSMD	Pacer Swan SOS Moderate (January) ETF
PSMR	Pacer Swan SOS Moderate (April) ETF
PSMJ	Pacer Swan SOS Moderate (July) ETF
PSMO	Pacer Swan SOS Moderate (October) ETF
PSFD	Pacer Swan SOS Flex (January) ETF
PSFM	Pacer Swan SOS Flex (April) ETF
PSFJ	Pacer Swan SOS Flex (July) ETF
PSFO	Pacer Swan SOS Flex (October) ETF
PSFF	Pacer Swan SOS Fund of Funds ETF

Supplement dated December 2, 2021 to the
Statement of Additional Information (“SAI”), dated December 23, 2020, as previously supplemented
Effective November 15, 2021, shareholders of the Funds approved the election of Jane K. Sagendorph as a Trustee of the Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”). Effective December November 17, 2021, the Board accepted the resignation of Jonathan H. Newman, Sr. All references to Mr. Newman are deleted in their entirety.
The table under “Members of the Board and Officers of the Trust” is supplemented as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Independent Trustees
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	48	None
The“Individual Trustee Qualifications” section is supplemented as follows:
The Trust has concluded that Ms. Sagendorph should serve as Trustee because of her extensive experience in the financial services industry as a comptroller of a financial marketing and wholesaling firm, as well as her experience providing accounting services to a small business client. The Trust believes that Ms. Sagendorph’s extensive experience in accounting and finance provides an appropriate background in areas applicable to investment company oversight.

Please retain this Supplement with your SAI for future reference.
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